Equity - Equity Compensation Plans (Details) - $ / shares shares in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options
Equity compensation plans
Weighted-average exercise price of outstanding options, warrants and rights (in dollars per share)		$ 37.15	$ 32.78	$ 28.07	$ 23.83
Number of securities to be issued upon exercise of outstanding options (in shares)		2,695	2,996	2,887	4,892
Equity compensation plans approved by security holders
Equity compensation plans
Number of securities to be issued upon exercise of outstanding options, warrants and rights (in shares)		4,561
Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a) (in shares)	[1]	14,888
Equity compensation plans approved by security holders | Stock Options
Equity compensation plans
Weighted-average exercise price of outstanding options, warrants and rights (in dollars per share)	[2]	$ 37.15

[1]	Weighted-average exercise price represents 2.7 million options only and does not include restricted share units that have no exercise price.Shares available for future grants under the Total System Services, Inc. 2017 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares
[2]	Weighted-average exercise price represents 2.7 million options only and does not include restricted share units that have no exercise price.